Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0000947484
Registrant Name	Arch Capital Group Ltd.
Registration File Number	333-275570
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES